As filed with the Securities and Exchange Commission on September 21, 2017

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22842

FORUM FUNDS II
Three Canal Plaza, Suite 600
Portland, Maine 04101

Jessica Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: July 31

Date of reporting period: August 1, 2016 – July 31, 2017

ITEM 1. REPORT TO STOCKHOLDERS.

ABR DYNAMIC BLEND EQUITY & VOLATILITY FUND

Annual Report
July 31, 2017

ABR DYNAMIC BLEND EQUITY & VOLATILITY FUND A MESSAGE TO OUR SHAREHOLDERS (Unaudited) JULY 31, 2017

Dear Shareholder,
ABR Dynamic Funds, LLC is pleased to review the performance of the ABR Dynamic Blend Equity & Volatility Fund (the "Fund") from August 1, 2016 through July 31, 2017. This period is the first full year of performance for the Fund. During this period, the Institutional Shares of the Fund returned 5.99%.
The investment objective of the Fund is to seek investment results that correspond generally to the performance, before the Fund's fees and expenses are deducted, of a benchmark index that measures the investment returns of a dynamic ratio of large-capitalization stocks and the volatility of large-capitalization stocks. The benchmark index is the ABR Dynamic Blend Equity & Volatility Index Powered by Wilshire ("ABRVXX Index" or the "Index").
The Fund pursues its investment objective by following a rules-based strategy that is fully systematic, repeatable, and scalable. Although not guaranteed, we believe that by investing in both securities and derivatives that give exposure to both the S&P 500 Total Return Index and the S&P 500 VIX Short-Term Futures Total Return Index, the Fund will be subject to less risk, over the long term, than the risk associated with investing in either one of the underlying index exposures taken by itself. This may be due to what are, in some cases, contrary risks associated with the relationships between strategies with equity and equity volatility exposures.
Under normal circumstances, the Fund will invest at least 80% of the value of its net assets (plus borrowing for investment purposes) in investments in equity securities and derivative instruments that provide exposure to equity securities, including volatility in the equity markets. For purposes of this policy, the notional value of the Fund's investments in derivative instruments that provide exposure comparable to investments in equity securities, including volatility in the equity markets, may be counted toward satisfaction of the 80% policy. The Fund employs a model-driven investment approach to determine an allocation among equities (via instruments that track the S&P 500® Total Return Index), equity volatility (via instruments that track the S&P 500® VIX Short-Term Futures Total Return Index), and cash (via cash instruments). The Fund's investment model is designed to hold each security in approximately the same proportion as its weighting in the ABRVXX Index. The Fund may also invest in Exchange Traded Products ("ETPs").
The Fund's performance can be largely attributed to the gains seen in equities partially offset by large underperformance of equity volatility over the past year. For instance, the S&P 500 VIX Short-Term Futures Total Return Index returned -72.38%, for the period August 1, 2016 to July 31, 2017. This is one of the Fund's two allocations, and the Fund delivered on its performance target of partial equity participation during a bull market, which enabled the Fund to have a positive return. We believe this is a good example of how the Fund's blend of two allocation strategies may have lowered overall risk.
In conclusion, although it has been a tough year for strategies that allocate capital to long equity volatility, the Fund, using a long-only blend of equity and volatility, was still able to achieve positive returns of 5.99%.
For more detailed information on ABR Dynamic Funds, LLC, visit our website at www.abrfunds.com.
All investing involves risk including the possible loss of principal. The Fund's achievement of its objective is not guaranteed. The Fund's strategies for managing volatility entail their own unique risks and it may not be suitable for some investors due to their financial circumstances and risk tolerance. Futures can be volatile and may cause the Fund's performance to be volatile. The Fund may be non-diversified, and fluctuations in individual holdings will have a greater impact on the Fund's performance. The Fund is not actively managed and so will not otherwise take defensive positions in declining markets unless such positions are reflected in the Fund's benchmark index.
1

ABR DYNAMIC BLEND EQUITY & VOLATILITY FUND PERFORMANCE CHART AND ANALYSIS (Unaudited) JULY 31, 2017

The following chart reflects the change in the value of a hypothetical $100,000 investment in Institutional Shares, including reinvested dividends and distributions, in the ABR Dynamic Blend Equity & Volatility Fund (the "Fund") compared with the performance of the benchmark, the S&P 500 Total Return Index (the "S&P 500"), since inception. The S&P 500 is a broad-based, unmanaged measurement of changes in stock market conditions based on the average of 500 widely held common stocks. The total return of the S&P 500 includes the reinvestment of dividends and income. The total return of the Fund includes operating expenses that reduce returns, while the total return of the S&P 500 does not include expenses. The Fund is professionally managed, while the S&P 500 is unmanaged and is not available for investment.
Comparison of Change in Value of a $100,000 Investment
ABR Dynamic Blend Equity & Volatility Fund - Institutional Shares vs. S&P 500 Total Return Index
Average Annual Total Returns
Periods Ended July 31, 2017	One Year	Since Inception(1)
ABR Dynamic Blend Equity & Volatility Fund — Institutional Shares	5.99%	1.63%
ABR Dynamic Blend Equity & Volatility Fund — Investor Shares	5.79%	1.49%
S&P 500 Total Return Index	16.04%	10.89%

(1) Institutional Shares commenced operations on August 3, 2015, and Investor Shares commenced operations on August 14, 2015. The return shown for the S&P 500 Total Return Index is as of August 3, 2015.
Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than original cost. For the most recent month-end performance, please call (855) 422-4518. As stated in the Fund's prospectus, the annual operating expense ratio (gross) for Institutional Shares and Investor Shares is 21.80% and 41.71%, respectively. However, the Fund's Adviser has agreed to contractually waive its fees and/or reimburse Fund expenses to limit total annual Fund operating expenses (excluding all taxes, interest, portfolio transaction expenses, proxy expenses and extraordinary expenses) of Institutional Shares and Investor Shares to 2.00% and 2.25%, respectively, through at least November 30, 2017. The Fund may repay the Adviser for fees waived and expenses reimbursed pursuant to the expense cap if such payment is made within three years of the fee waiver or expense reimbursement, is approved by the Fund's Board of Trustees, and the reimbursement does not cause the Fund's net annual operating expenses of that class to exceed the lesser of (i) the current expense cap, or (ii) the expense cap in place at the time the fees were waived. During the period, certain fees were waived and/or expenses reimbursed, otherwise returns would have been lower. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns greater than one year are annualized.
2

ABR DYNAMIC BLEND EQUITY & VOLATILITY FUND SCHEDULE OF INVESTMENTS JULY 31, 2017

Value

Total Investments - 0.0% (Cost $0)*	$-
Other Assets & Liabilities, Net – 100.0%	16,643,189
Net Assets – 100.0%	$16,643,189

*  Cost for federal income tax purposes is $0.
At July 31, 2017, the Fund held the following exchange traded futures contract:
Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Appreciation
134	S&P 500 E-mini Future	09/19/17	$16,467,535	$68,065

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2017.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.
Valuation Inputs	Other Financial Instruments*

Level 1 - Quoted Prices	$68,065
Level 2 - Other Significant Observable Inputs	-
Level 3 - Significant Unobservable Inputs	-
Total	$68,065

*Other Financial Instruments are derivatives not reflected in the Schedule of Investments, such as futures, which are valued at the unrealized appreciation (depreciation) at year end.

The Level 1 value displayed in this table is a future.
The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the year ended July 31, 2017.

PORTFOLIO HOLDINGS
% of Net Assets
Other Assets & Liabilities, Net	100.0%
100.0%

See Notes to Financial Statements.	3

ABR DYNAMIC BLEND EQUITY & VOLATILITY FUND STATEMENT OF ASSETS AND LIABILITIES JULY 31, 2017

ASSETS
Cash	$15,578,520
Deposits with brokers	1,056,506
Receivables:
Fund shares sold	29,874
Investment securities sold	151
Interest	2,346
From investment adviser	3,525
Prepaid expenses	19,082
Total Assets	16,690,004

LIABILITIES
Payables:
Variation margin	15,410
Accrued Liabilities:
Fund services fees	7,613
Other expenses	23,792
Total Liabilities	46,815

NET ASSETS	$16,643,189

COMPONENTS OF NET ASSETS
Paid-in capital	$16,202,445
Accumulated net realized gain	372,679
Net unrealized appreciation	68,065
NET ASSETS	$16,643,189

SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED)
Institutional Shares	1,514,690
Investor Shares	129,833

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
Institutional Shares (based on net assets of $15,335,028)	$10.12
Investor Shares (based on net assets of $1,308,161)	$10.08

See Notes to Financial Statements.	4

ABR DYNAMIC BLEND EQUITY & VOLATILITY FUND STATEMENT OF OPERATIONS YEAR ENDED JULY 31, 2017

INVESTMENT INCOME
Dividend income .	$109,769
Interest income	2,844
Total Investment Income	112,613
Adviser
EXPENSES
Investment adviser fees	109,433
Fund services fees	80,000
Transfer agent fees:
Institutional Shares	21,600
Investor Shares	21,600
Distribution fees:
Investor Shares	1,175
Custodian fees	5,000
Registration fees:
Institutional Shares	18,314
Investor Shares	16,696
Professional fees	30,878
Trustees' fees and expenses	2,351
Other expenses	26,004
Total Expenses	333,051
Fees waived and expenses reimbursed	(206,810)
Net Expenses	126,241

NET INVESTMENT LOSS	(13,628)

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	423,771
Futures	(26,969)
Net realized gain	396,802
Net change in unrealized appreciation (depreciation) on:
Investments	(64,622)
Futures	68,065
Net change in unrealized appreciation (depreciation)	3,443
NET REALIZED AND UNREALIZED GAIN	400,245
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$386,617

See Notes to Financial Statements.	5

ABR DYNAMIC BLEND EQUITY & VOLATILITY FUND STATEMENTS OF CHANGES IN NET ASSETS

For the Year Ended July 31, 2017	August 3, 2015* Through July 31, 2016
OPERATIONS
Net investment loss	$(13,628)	$(520)
Net realized gain	396,802	16,261
Net change in unrealized appreciation (depreciation)	3,443	64,622
Increase in Net Assets Resulting from Operations	386,617	80,363

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income:
Institutional Shares	-	(519)
Investor Shares	-	(116)
Net realized gain:
Institutional Shares	(20,450)	(1,247)
Investor Shares	(3,600)	(335)
Total Distributions to Shareholders	(24,050)	(2,217)

CAPITAL SHARE TRANSACTIONS
Sale of shares:
Institutional Shares	14,047,277	1,863,115
Investor Shares	1,054,120	341,060
Reinvestment of distributions:
Institutional Shares	19,035	1,766
Investor Shares	3,600	451
Redemption of shares:
2	Institutional Shares	(483,947)	(526,102)
1	Investor Shares	(29,456)	(88,443)
Increase in Net Assets from Capital Share Transactions	14,610,629	1,591,847
Increase in Net Assets	14,973,196	1,669,993

NET ASSETS
Beginning of Period	1,669,993	-
End of Period	$16,643,189	$1,669,993

SHARE TRANSACTIONS
Sale of shares:
Institutional Shares	1,416,514	199,787
Investor Shares	105,506	36,022
Reinvestment of distributions:
Institutional Shares	1,954	180
Investor Shares	371	46
Redemption of shares:
Institutional Shares	(49,556)	(54,189)
Investor Shares	(2,976)	(9,136)
Increase in Shares	1,471,813	172,710

*	Commencement of operations.

See Notes to Financial Statements.	6

ABR DYNAMIC BLEND EQUITY & VOLATILITY FUND FINANCIAL HIGHLIGHTS

These financial highlights reflect selected data for a share outstanding throughout each period.
	For the Year Ended July 31, 2017	August 3, 2015 (a) Through July 31, 2016
INSTITUTIONAL SHARES
NET ASSET VALUE, Beginning of Period	$9.67	$10.00
INVESTMENT OPERATIONS
Net investment loss (b)	(0.02)	—	(c)
Net realized and unrealized gain (loss)	0.59	(0.26	)(d)
Total from Investment Operations	0.57	(0.26)
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	—	(0.02)
Net realized gain	(0.12)	(0.05)
Total Distributions to Shareholders	(0.12)	(0.07)
NET ASSET VALUE, End of Period	$10.12	$9.67
TOTAL RETURN	5.99%	(2.56	)%(e)

RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000's omitted)	$15,335	$1,410
Ratios to Average Net Assets:(f)
Net investment loss	(0.21)%	(0.03	)%(g)
Net expenses	2.00%	2.00	%(g)
Gross expenses (h)	4.63%	21.68	%(g)
PORTFOLIO TURNOVER RATE	467%	739	%(e)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during each period.
(c)	Less than $0.01 per share.
(d)
Per share amount does not reflect the actual net realized and unrealized gain/(loss) for the period due to the timing of Fund share sales and the amount of per share realized and unrealized gains and losses at such time.

(e)	Not annualized.
(f)
The ratios of expenses and net investment loss to average net assets do not reflect the Fund's proportionate share of income and expenses of underlying investment companies in which the Fund invests. Recognition of net investment loss by the Fund is affected by the timing of the declaration of dividends by the underlying investments in which the Fund invests.

(g)	Annualized.
(h)	Reflects the expense ratio excluding any waivers and/or reimbursements.

See Notes to Financial Statements.	7

ABR DYNAMIC BLEND EQUITY & VOLATILITY FUND FINANCIAL HIGHLIGHTS

These financial highlights reflect selected data for a share outstanding throughout each period.
	For the Year Ended July 31, 2017	August 14, 2015 (a) Through July 31, 2016
INVESTOR SHARES
NET ASSET VALUE, Beginning of Period	$9.65	$9.99
INVESTMENT OPERATIONS
Net investment loss (b)	(0.03)	(0.01)
Net realized and unrealized gain (loss)	0.58	(0.26	)(c)
Total from Investment Operations	0.55	(0.27)
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	—	(0.02)
Net realized gain	(0.12)	(0.05)
Total Distributions to Shareholders	(0.12)	(0.07)
NET ASSET VALUE, End of Period	$10.08	$9.65
TOTAL RETURN	5.79%	(2.70	)%(d)

RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000's omitted)	$1,308	$260
Ratios to Average Net Assets:(e)
Net investment loss	(0.29)%	(0.14	)%(f)
Net expenses	2.25%	2.25	%(f)
Gross expenses (g)	13.83%	41.59	%(f)
PORTFOLIO TURNOVER RATE	467%	739	%(d)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during each period.
(c)
Per share amount does not reflect the actual net realized and unrealized gain/(loss) for the period due to the timing of Fund share sales and the amount of per share realized and unrealized gains and losses at such time.

(d)	Not annualized.
(e)
The ratios of expenses and net investment loss to average net assets do not reflect the Fund's proportionate share of income and expenses of underlying investment companies in which the Fund invests. Recognition of net investment loss by the Fund is affected by the timing of the declaration of dividends by the underlying investments in which the Fund invests.

(f)	Annualized.
(g)	Reflects the expense ratio excluding any waivers and/or reimbursements.

See Notes to Financial Statements.	8

ABR DYNAMIC BLEND EQUITY & VOLATILITY FUND NOTES TO FINANCIAL STATEMENTS JULY 31, 2017

Note 1. Organization
The ABR Dynamic Blend Equity & Volatility Fund (the "Fund") is a non-diversified portfolio of Forum Funds II (the "Trust"). The Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the Investment Company Act of 1940, as amended (the "Act"). Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the Fund's shares of beneficial interest without par value. The Fund currently offers two classes of shares: Institutional Shares and Investor Shares. Institutional Shares and Investor Shares commenced operations on August 3, 2015, and August 14, 2015, respectively. The Fund's investment objective is to seek investment results that correspond generally to the performance, before the Fund's fees and expenses, of a benchmark index that measures the investment returns of a dynamic ratio of large-capitalization stocks and the volatility of large-capitalization stocks.
Note 2. Summary of Significant Accounting Policies
The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946, "Financial Services-Investment Companies". These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the fiscal year. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the Fund:
Security Valuation – Securities are valued at market prices using the last quoted trade or official closing price from the principal exchange where the security is traded, as provided by independent pricing services on each Fund business day. In the absence of a last trade, securities are valued at the mean of the last bid and ask price provided by the pricing service. Futures contracts are valued at the day's settlement price on the exchange where the contract is traded. Shares of non-exchange traded open-end mutual funds are valued at net asset value ("NAV"). Short-term investments that mature in 60 days or less may be valued at amortized cost.
The Fund values its investments at fair value pursuant to procedures adopted by the Trust's Board of Trustees (the "Board") if (1) market quotations are not readily available or (2) the Adviser, as defined in Note 4, believes that the values available are unreliable. The Trust's Valuation Committee, as defined in the Fund's registration statement, performs certain functions as they relate to the administration and oversight of the Fund's valuation procedures. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value.
The Valuation Committee may work with the Adviser to provide valuation inputs. In determining fair valuations, inputs may include market-based analytics that may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information. Adviser inputs may include an income-based approach in which the anticipated future cash flows of the investment are discounted in determining fair value. Discounts may also be applied based on the nature or duration of any restrictions on the disposition of the investments. The Valuation Committee performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.
Fair valuation is based on subjective factors and, as a result, the fair value price of an investment may differ from the security's market price and may not be the price at which the asset may be sold. Fair valuation could result in a different NAV than a NAV determined by using market quotes.
GAAP has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various "inputs" used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 — quoted prices in active markets for identical assets and liabilities
Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The aggregate value by input level, as of July 31, 2017, for the Fund's investments is included in the Fund's Schedule of Investments.
9

ABR DYNAMIC BLEND EQUITY & VOLATILITY FUND NOTES TO FINANCIAL STATEMENTS JULY 31, 2017

Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after determining the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Interest income is recorded on an accrual basis. Premium is amortized and discount is accreted using the effective interest method. Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.
Futures Contracts – The Fund may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a fund is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the fund as unrealized gains or losses. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and value at the time it was closed. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities.
Notional amounts of each individual futures contract outstanding as of July 31, 2017, for the Fund, are disclosed in the Schedule of Investments.
Distributions to Shareholders – The Fund declares any dividends from net investment income and pays them annually. Any net capital gains realized by the Fund are distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.
Federal Taxes – The Fund intends to continue to qualify each year as a regulated investment company under Subchapter M of Chapter 1, Subtitle A, of the Internal Revenue Code of 1986, as amended ("Code"), and to distribute all of its taxable income to shareholders. In addition, by distributing in each calendar year substantially all of its net investment income and capital gains, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required. The Fund will file a U.S. federal income and excise tax return as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed. As of July 31, 2017, there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure.
Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner.
The Fund's class-specific expenses are charged to the operations of that class of shares. Income and expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on the class' respective net assets to the total net assets of the Fund.
Commitments and Contingencies – In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.
Note 3. Cash – Concentration in Uninsured Account
For cash management purposes, the Fund may concentrate cash with the Fund's custodian. This typically results in cash balances exceeding the Federal Deposit Insurance Corporation ("FDIC") insurance limits. As of July 31, 2017, the Fund had $15,328,520 at MUFG Union Bank, N.A. that exceeded the FDIC insurance limit.
Note 4. Fees and Expenses
Investment Adviser – ABR Dynamic Funds, LLC (the "Adviser") is the investment adviser to the Fund. Pursuant to an investment advisory agreement, the Adviser receives an advisory fee, payable monthly, from the Fund at an annual rate of 1.75% of the Fund's

10

ABR DYNAMIC BLEND EQUITY & VOLATILITY FUND NOTES TO FINANCIAL STATEMENTS JULY 31, 2017

average daily net assets.
Distribution – Foreside Fund Services, LLC serves as the Fund's distributor (the "Distributor"). The Fund has adopted a Distribution Plan (the "Plan") in accordance with Rule 12b-1 of the Act. Under the Plan, the Fund may pay the Distributor and/or any other entity as authorized by the Board a fee of up to 0.25% of the Fund's average daily net assets of Investor Shares for providing distribution and/or shareholder services to the Fund. The Distributor is not affiliated with the Adviser or Atlantic Fund Administration, LLC (d/b/a Atlantic Fund Services) ("Atlantic") or their affiliates.
Other Service Providers – Atlantic provides fund accounting, fund administration, compliance and transfer agency services to the Fund. The fees related to these services are included in Fund services fees within the Statement of Operations. Atlantic also provides certain shareholder report production and EDGAR conversion and filing services. Pursuant to an Atlantic services agreement, the Fund pays Atlantic customary fees for its services. Atlantic provides a Principal Executive Officer, a Principal Financial Officer, a Chief Compliance Officer and an Anti-Money Laundering Officer to the Fund, as well as certain additional compliance support functions.
Trustees and Officers – The Trust pays each Independent Trustee an annual fee of $16,000 ($21,000 for the Chairman) for service to the Trust. The Independent Trustees and Chairman may receive additional fees for special Board meetings. The Independent Trustees are also reimbursed for all reasonable out-of-pocket expenses incurred in connection with their duties as Trustees, including travel and related expenses incurred in attending Board meetings. The amount of Independent Trustees' fees attributable to the Fund is disclosed in the Statement of Operations. Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from the Fund.
Note 5. Expenses Reimbursed and Fees Waived
The Adviser has contractually agreed to waive its fee and/or reimburse certain expenses to limit total operating expenses (excluding all taxes, interest, portfolio transaction expenses, proxy expenses and extraordinary expenses) of Institutional Shares to 2.00% and Investor Shares to 2.25%, through at least November 30, 2017. Other Fund service providers have voluntarily agreed to waive and reimburse a portion of their fees. These voluntary fee waivers and reimbursements may be reduced or eliminated at any time. For the year ended July 31, 2017, fees waived and expenses reimbursed were as follows:
Investment Adviser Fees Waived	Investment Adviser Expenses Reimbursed	Other Waivers	Total Fees Waived and Expenses Reimbursed
$109,433	$65,537	$31,840	$206,810

The Adviser may be reimbursed by the Fund for fees waived and expenses reimbursed by the Adviser pursuant to the expense cap if such payment (1) is made within three years of the fee waiver or expense reimbursement (2) is approved by the Board and (3) does not cause the Fund's net annual operating expenses of that class to exceed the expense cap in place at the time the fees were waived. As of July 31, 2017, $385,838 is subject to recapture by the Adviser.
Note 6. Security Transactions
The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments, during the year ended July 31, 2017 were $24,409,697 and $26,434,603, respectively.
Note 7. Summary of Derivative Activity
The volume of open derivative positions may vary on a daily basis as the Fund transacts derivative contracts in order to achieve the exposure desired by the Adviser. The notional value of activity for the year ended July 31, 2017, for any derivative type that was held during the year is as follows:
Futures Contracts	$17,442,569

The Fund's use of derivatives during the year ended July 31, 2017, was limited to futures contracts.
Following is a summary of the effect of derivatives on the Statement of Assets and Liabilities as of July 31, 2017:
Location:	Equity Contracts
Liability derivatives:
Payable - Variation margin	$(15,410)

11

ABR DYNAMIC BLEND EQUITY & VOLATILITY FUND NOTES TO FINANCIAL STATEMENTS JULY 31, 2017

Realized and unrealized gains and losses on derivatives contracts during the year ended July 31, 2017, by the Fund are recorded in the following locations on the Statement of Operations:
Location:	Equity Contracts
Net realized gain (loss) on:
Futures	$(26,969)

Net change in unrealized appreciation (depreciation) on:
Futures	$68,065

Asset (Liability) amounts shown in the table below represent amounts for derivative related investments at July 31, 2017. These amounts may be collateralized by cash or financial instruments.
	Gross Asset (Liability) as Presented in the Statement of Assets and Liabilities	Financial Instruments (Received) Pledged**	Cash Collateral (Received) Pledged**	Net Amount
Liabilities:
Over-the-counter derivatives*	$(15,410)	$-	$15,410	$-

*   Over-the-counter derivatives consists of futures contracts. The amounts disclosed above represent the exposure to one or more counterparties. For further detail on individual derivative contracts and the corresponding unrealized appreciation (depreciation), see the Notes to Schedule of Investments.
** The actual financial instruments and cash collateral (received) pledged may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statement of Assets and Liabilities.

Note 8. Federal Income Tax
Distributions paid during the fiscal periods ended as noted were characterized for tax purposes as follows:
	2017	2016
Ordinary Income	$24,050	$2,217

As of July 31, 2017, distributable earnings (accumulated loss) on a tax basis were as follows:
Undistributed Ordinary Income	$234,168
Undistributed Long-Term Gain	206,576
Total	$440,744

The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to futures mark-to-market.
On the Statement of Assets and Liabilities, as a result of permanent book to tax differences, certain amounts have been reclassified for the year ended July 31, 2017. The following reclassifications were the result of net operating losses, partnerships, and non-deductible excise taxes paid and have no impact on the net assets of the Fund.
Accumulated Net Investment Income (Loss)	$13,628
Undistributed Net Realized Gain (Loss)	(13,597)
Paid-in-Capital	(31)

Note 9. Recent Accounting Pronouncements
In October 2016, the U.S. Securities and Exchange Commission ("SEC") issued a new rule, Investment Company Reporting Modernization, which, among other provisions, amends Regulation S-X to require standardized enhanced disclosures, particularly related to derivatives, in investment company financial statements. The compliance date for the amendments to Regulation S-X is for reporting periods ending after August 1, 2017. Management has reviewed the requirements and believes the adoption of the amendments to Regulation S-X will not have a material impact on the Fund's financial statements and related disclosures.

Note 10. Subsequent Events
Subsequent events occurring after the date of this report through the date these financial statements were issued have been evaluated for potential impact, and the Fund has had no such events.
12

REPORT OF INDEPENDENT PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Forum Funds II and the Shareholders of
ABR Dynamic Blend Equity & Volatility Fund

We have audited the accompanying statement of assets and liabilities of ABR Dynamic Blend Equity & Volatility Fund, a series of shares of beneficial interest in Forum Funds II, (the "Fund") including the schedule of investments, as of July 31, 2017, and the related statement of operations for the year then ended and the statements of changes in net assets and the financial highlights for the year then ended and for the period from August 3, 2015 (commencement of operations) through July 31, 2016. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2017 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of ABR Dynamic Blend Equity & Volatility Fund as of July 31, 2017, the results of its operations for the year then ended and the changes in its net assets and its financial highlights for the year then ended and for the period from August 3, 2015 through July 31, 2016, in conformity with accounting principles generally accepted in the United States of America.
BBD, LLP
Philadelphia, Pennsylvania
September 21, 2017
13

ABR DYNAMIC BLEND EQUITY & VOLATILITY FUND ADDITIONAL INFORMATION (Unaudited) JULY 31, 2017

Investment Advisory Agreement Approval
At the June 16, 2017 Board meeting (the "June meetng"), the Board, including the Independent Trustees, met in person and considered the approval of the continuance of the investment advisory agreement between the Adviser and the Trust pertaining to the Fund (the "Advisory Agreement"). In preparation for the June meeting, the Board was presented with a range of information to assist in its deliberations. The Board requested and reviewed written responses from the Adviser to a letter circulated on the Board's behalf concerning the Adviser's personnel, operations, financial condition, performance, compensation and services provided to the Fund by the Adviser. During its deliberations, the Board received an oral presentation from the Adviser and discussed the materials with the Adviser, independent legal counsel to the Independent Trustees ("Independent Legal Counsel"), and, as necessary, with the Trust's administrator, Atlantic Fund Services. The Independent Trustees also met in executive session with Independent Legal Counsel while deliberating.
At the June meeting, the Board reviewed, among other matters, the topics discussed below.
Nature, Extent & Quality of Services
Based on written materials received and the presentation from personnel of the Adviser regarding the Adviser's operations, the Board considered the quality of services provided by the Adviser under the Advisory Agreement. In this regard, the Board considered information regarding the experience, qualifications and professional background of the portfolio managers and other personnel at the Adviser with principal responsibility for the Fund, and the investment philosophy and decision-making process of those professionals.
The Board considered also the adequacy of the Adviser's resources. The Board noted the Adviser's representations that the firm is financially stable and has the operational capability and the necessary staffing and experience to continue providing quality investment advisory services to the Fund. Based on the presentation and the materials provided by the Adviser in connection with the Board's consideration of the approval of the Advisory Agreement, the Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided, to the Fund under the Advisory Agreement.
Performance
The Board reviewed the performance of the Fund compared to its primary benchmark and compared to independent peer groups of funds identified by Broadridge Financial Solutions, Inc. ("Broadridge") believed to have characteristics similar to those of the Fund. The Board observed that the Fund underperformed its primary benchmark index, the S&P 500 Index, for the one-year period ended March 31, 2017, and for the period since the Fund's inception on August 3, 2015. The Board noted the Adviser's representation that the primary benchmark index was not necessarily an optimal representative comparison of the Fund's performance due to the unique nature of the Fund's investment strategy, and that a more relevant benchmark index would be the ABR Dynamic Blend Equity and Volatility Index Powered by Wilshire ("ABRVXX"), as the Fund seeks investment results that correspond generally to the performance (before fees and expenses) of the ABRVXX. The Board observed that the Fund achieved a monthly correlation of 0.994 to the ABRVXX since inception, demonstrating a high level of correlation, and that the Fund's one-year returns before fees and expenses were within a reasonable range of the ABRVXX. The Board also observed that the Fund underperformed the median of its Broadridge peers for the one-year period ended March 31, 2017. The Board noted the Adviser's representation that the unique nature of the investment strategy employed for the Fund resulted in a very limited universe of peer funds and that the peer funds identified by Broadridge were not believed to provide an optimal comparison due to the peer funds' low correlation to the ABRVXX and, in particular, the disproportionate weighting of the peer funds' exposure to equities, cash, and volatility relative to the Fund and ABRVXX. At the request of the Adviser, the Board compared the performance of the Fund to a group of funds identified by the Adviser as having characteristics closer to that of the Fund (the "Comparable Peers") and observed that the Fund's performance was in line with the Comparable Peers for the one-year period ended March 31, 2017. Based on the foregoing and other relevant factors, the Board concluded that the Adviser's management of the Fund could benefit the Fund and its respective shareholders.
Compensation
The Board evaluated the Adviser's compensation for providing advisory services to the Fund and analyzed comparative information on actual advisory fee rates and actual total expenses of the Fund's relevant Broadridge peer group. The Board noted that the Adviser's actual advisory fee rate was less than the median of its Broadridge peers and the actual total expenses for the Fund were higher than the median of its Broadridge peers. The Board noted the Adviser's representation that the Broadridge peers were not the most suitable comparison from a fee and expense perspective and, at the Adviser's request, compared the fees and expense of the Fund to the Comparable Peers, noting that the Fund's fees and expenses were each less than the median of the Comparable Peers.
Based on the foregoing, the Board concluded that the Adviser's advisory fee rate charged to the Fund appeared to be reasonable in light of the nature, extent and quality of services provided by the Adviser.
14

ABR DYNAMIC BLEND EQUITY & VOLATILITY FUND ADDITIONAL INFORMATION (Unaudited) JULY 31, 2017

Cost of Services and Profitability
The Board considered information provided by the Adviser regarding the costs of services and its profitability with respect to the Fund. In this regard, the Board considered the Adviser's resources devoted to the Fund in the aggregate, as well as the Adviser's discussion of the aggregate costs and profitability of its mutual fund activities. The Board noted the Adviser's representation that it continued to waive its entire advisory fee as necessary to ensure the Fund's expenses did not exceed the contractual expense cap. Based on these and other applicable considerations, the Board concluded that the Adviser's profits attributable to management of the Fund did not appear unreasonably high in light of the nature, extent and quality of the services provided by the Adviser.
Economies of Scale
The Board considered whether the Fund would benefit from any economies of scale. In this respect, the Board noted the Adviser's representation that the Adviser does not believe there would be economies in scale in connection with its provision of services to the Fund. Based on the foregoing information, the Board concluded that economies of scale were not a material factor in approving the Advisory Agreement with respect to the Fund.
Other Benefits
The Board noted the Adviser's representation that, aside from its contractual advisory fees, it does not benefit in a material way from its relationship with the Fund. Based on the foregoing representation, the Board concluded that other benefits received by the Adviser from its relationship with the Fund were not a material factor in approving the continuation of the Advisory Agreement.
Conclusion
The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. The Board reviewed a memorandum from Fund/Trustee Counsel discussing the legal standards applicable to its consideration of the Advisory Agreement. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that the advisory arrangement, as outlined in the Advisory Agreement, was fair and reasonable in light of the services performed or to be performed, expenses incurred or to be incurred and such other matters as the Board considered relevant.
Proxy Voting Information
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling (855) 422-4518 and on the SEC's website at www.sec.gov. The Fund's proxy voting record for the most recent twelve-month period ended June 30 is available, without charge and upon request, by calling (855) 422-4518 and on the SEC's website at www.sec.gov.
Availability of Quarterly Portfolio Schedules
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These filings are available, without charge and upon request on the SEC's website at www.sec.gov or may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.
Shareholder Expense Example
As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees (for Investor Shares only), and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2017 through July 31, 2017.
Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.
15

ABR DYNAMIC BLEND EQUITY & VOLATILITY FUND ADDITIONAL INFORMATION (Unaudited) JULY 31, 2017

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.
	Beginning	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Expense
	February 1, 2017	July 31, 2017	Period*	Ratio*
Institutional Shares
Actual	$1,000.00	$1,039.01	$10.11	2.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,014.88	$9.99	2.00%
Investor Shares
Actual	$1,000.00	$1,039.18	$11.38	2.25%
Hypothetical (5% return before expenses)	$1,000.00	$1,013.64	$11.23	2.25%

*
Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181) divided by 365 to reflect the half-year period.

Federal Tax Status of Dividends Declared during the Fiscal Year
For federal income tax purposes, dividends from short-term capital gains are classified as ordinary income. The Fund designates 100.00% as short-term capital gain dividends exempt from U.S. tax for foreign shareholders (QSD).
Trustees and Officers of the Trust
The Board is responsible for oversight of the management of the Trust's business affairs and of the exercise of all the Trust's powers except those reserved for the shareholders. The following table provides information about each Trustee and certain officers of the Trust. Each Trustee and officer holds office until the person resigns, is removed, or is replaced. Unless otherwise noted, the persons have held their principal occupations for more than five years. The address for all Trustees and officers is Three Canal Plaza, Suite 600, Portland, Maine 04101. Mr. Keffer and Mr. Hong are considered Interested Trustees due to their affiliation with Atlantic. The Fund's Statement of Additional Information includes additional information about the Trustees and is available, without charge and upon request, by calling (855) 422-4518.
16

ABR DYNAMIC BLEND EQUITY & VOLATILITY FUND ADDITIONAL INFORMATION (Unaudited) JULY 31, 2017

Name and Year of Birth	Position(s) with the Trust	Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Series of Fund Complex¹ Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees
David Tucker Born: 1958	Chairman of the Board; Trustee; Chairman, Nominating Committee and Qualified Legal Compliance Committee	Since 2013	Director, Blue Sky Experience (a charitable endeavor) since 2008; Senior Vice President & General Counsel, American Century Companies (an investment management firm) 1998-2008.	46	Trustee, Forum Funds, Forum ETF Trust and U.S. Global Investors Funds
Mark D. Moyer Born: 1959	Trustee; Chairman, Audit Committee	Since 2013	Chief Financial Officer, Institute of International Education 2008-2011; Chief Financial Officer and Chief Restructuring Officer, Ziff Davis Media Inc. (an integrated media company) 2005-2008; Adjunct Professor of Accounting, Fairfield University 2009-2012.	23	Trustee, Forum ETF Trust and U.S. Global Investors Funds
Jennifer Brown-Strabley Born: 1964	Trustee	Since 2013	Principal, Portland Global Advisors 1996-2010.	23	Trustee, Forum ETF Trust and U.S. Global Investors Funds
Interested Trustees
Stacey E. Hong Born: 1966	Trustee	Since 2013	President, Atlantic since 2008.	23	Trustee, U.S. Global Investors Funds
John Y. Keffer[2] Born: 1942	Trustee	Since 2013	Chairman, Atlantic since 2008; President, Forum Investment Advisors, LLC since 2011; President, Forum Foundation (a charitable organization) since 2005; President, Forum Trust, LLC (a non-depository trust company chartered in the State of Maine) since 1997.	46	Trustee, Forum Funds, Forum ETF Trust and U.S. Global Investors Funds; Director, Wintergreen Fund, Inc.
Officers
Jessica Chase Born: 1970	President; Principal Executive Officer	Since 2015	Senior Vice President, Atlantic since 2008.	N/A	N/A
Karen Shaw Born: 1972	Treasurer; Principal Financial Officer	Since 2013	Senior Vice President, Atlantic since 2008.	N/A	N/A
Zachary Tackett Born: 1988	Vice President; Secretary; Anti-Money Laundering Compliance Officer	Since 2014	Counsel, Atlantic since 2014; Intern Associate, Coakley & Hyde, PLLC, 2010-2013.	N/A	N/A
Michael J. McKeen Born: 1971	Vice President	Since 2013	Senior Vice President, Atlantic since 2008.	N/A	N/A
Timothy Bowden Born: 1969	Vice President	Since 2013	Manager, Atlantic since 2008.	N/A	N/A
Geoffrey Ney Born: 1975	Vice President	Since 2013	Manager, Atlantic since 2013; Senior Fund Accountant, Atlantic, 2008-2013.	N/A	N/A
Todd Proulx Born: 1978	Vice President	Since 2013	Manager, Atlantic since 2013; Senior Fund Accountant, Atlantic, 2008-2013.	N/A	N/A
Carlyn Edgar Born: 1963	Chief Compliance Officer	Since 2013	Senior Vice President, Atlantic since 2008.	N/A	N/A
[1]The Fund Complex includes the Trust, Forum Funds, Forum ETF Trust and U.S. Global Investors Funds and is overseen by different Boards of Trustees.
[2]Atlantic is a subsidiary of Forum Holdings Corp. I, a Delaware corporation that is wholly owned by Mr. Keffer.

17

ABR DYNAMIC BLEND EQUITY & VOLATILITY FUND

FOR MORE INFORMATION:
P.O. Box 588
Portland, ME  04112
(855) 422-4518 (toll free)

INVESTMENT ADVISER
ABR Dynamic Funds, LLC
48 Wall Street
New York, NY 10005

TRANSFER AGENT
Atlantic Fund Services
P.O. Box 588
Portland, ME 04112
www.atlanticfundservices.com

DISTRIBUTOR
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund's risks, objectives, fees and expenses, experience of its management, and other information.

227-ANR-0717

ITEM 2. CODE OF ETHICS.
(a)
As of the end of the period covered by this report, Forum Funds II (the "Registrant") has adopted a code of ethics, which applies to its Principal Executive Officer and Principal Financial Officer (the "Code of Ethics").

(c)	There have been no amendments to the Registrant's Code of Ethics during the period covered by this report.

(d)       There have been no waivers to the Registrant's Code of Ethics during the period covered by this report.

(e)        Not applicable.

(f) (1)  A copy of the Code of Ethics is being filed under Item 12(a) hereto.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
The Board of Trustees has determined that Mr. Mark Moyer is an "audit committee financial expert" as that term is defined under applicable regulatory guidelines. Mr. Moyer is a non- "interested" Trustee (as defined in Section 2(a)(19) under the Investment Company Act of 1940, as amended (the "Act")), and serves as Chairman of the Audit Committee.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a) Audit Fees - The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant for the audit of the Registrant's annual financial statements, or services that are normally provided by the principal accountant in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $11,200 in 2016 and $14,000 in 2017.

(b) Audit-Related Fees – The aggregate fees billed in the Reporting Periods for assurance and related services rendered by the principal accountant that were reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $0 in 2016 and $0 in 2017.

(c) Tax Fees - The aggregate fees billed in the Reporting Periods for professional services rendered by the principal accountant to the Registrant for tax compliance, tax advice and tax planning were $3,000 in 2016 and $3,000 in 2017.  These services consisted of review or preparation of U.S. federal, state, local and excise tax returns.

(d) All Other Fees - The aggregate fees billed in the Reporting Periods for products and services provided by the principal accountant to the Registrant, other than the services reported in paragraphs  (a) through (c) of this Item, were $0 in 2016 and $0 in 2017.

(e) (1) The Audit Committee reviews and approves in advance all audit and "permissible non-audit services" (as that term is defined by the rules and regulations of the Securities and Exchange Commission) to be rendered to a series of the Registrant (each, a "Series").  In addition, the Audit Committee reviews and approves in advance all "permissible non-audit services" to be provided to an investment adviser (not including any sub-adviser) of a Series, or an affiliate of such investment adviser, that is controlling, controlled by or under common control with the investment adviser and provides on-going services to the Registrant ("Affiliate"), by the Series' principal accountant if the engagement relates directly to the operations and financial reporting of the Series.  The Audit Committee considers whether fees paid by a Series' investment adviser or an Affiliate to the Series' principal accountant for audit and permissible non-audit services are consistent with the principal accountant's independence.

(e) (2) No services included in (b) - (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable

(g) The aggregate non-audit fees billed by the principal accountant for services rendered to the Registrant for the Reporting Periods were $0 in 2016 and $0 in 2017.  There were no fees billed in either of the Reporting Periods for non-audit services rendered by the principal accountant to the Registrant's investment adviser or any Affiliate.

(h) During the Reporting Period, the Registrant's principal accountant provided no non-audit services to the investment advisers or any entity controlling, controlled by or under common control with the investment advisers to the series of the Registrant to which this report relates.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable

ITEM 6. INVESTMENTS.

(a)	Included as part of report to shareholders under Item 1.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Registrant does not accept nominees to the board of trustees from shareholders.

ITEM 11. CONTROLS AND PROCEDURES
(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.
 (b) There were no changes in the Registrant's internal control over financial reporting (as defined in
Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)  Code of Ethics (Exhibit filed herewith).

(a)(2) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002. (Exhibits filed herewith)

(a)(3)  Not applicable.

(b)      Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002. (Exhibit filed herewith)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Forum Funds II

By:	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date:	September 20, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date:	September 20, 2017

By:	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:	September 20, 2017